Retirement Benefit Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Funded status
At December 31, 2019 and 2018, the funded status of the Zurich Plan was as follows (in thousands of U.S. dollars):

	2019	2018
Underfunded pension obligation at beginning of year	$37,105	$64,342
Change in pension obligation
Service cost	$8,619	$7,203
Interest cost	1,584	1,366
Plan participants’ contributions	3,604	2,938
Actuarial loss (gain)	18,286	(9,439)
Plan amendments	3,551	(19,945)
Benefits paid	(2,352)	(4,901)
Foreign currency adjustments	2,828	(584)
Change in pension obligation	$36,120	$(23,362)
Change in fair value of plan assets
Actual return on plan assets	18,140	958
Employer contributions	7,193	5,245
Plan participants’ contributions	3,604	2,938
Benefits paid	(2,352)	(4,901)
Foreign currency adjustments	2,198	(365)
Change in fair value of plan assets	$28,783	$3,875
Underfunded pension obligation at end of year	$44,442	$37,105
Additional information:
Projected benefit obligation at end of year(1)	$197,912	$161,792
Fair value of plan assets at end of year	$153,470	$124,687
Underfunded pension obligation at end of year	$44,442	$37,105
Accumulated pension obligation at end of year(2)	$189,089	$152,681

(1) Represents the actuarial present value of all benefits attributed to employee service rendered to December 31, measured using assumptions as to future compensation levels
(2) Represents the actuarial present value of benefits (whether vested or non-vested) attributed to employee service rendered and compensation to December 31, with no assumption about future compensation levels

Assumptions used
The assumptions used to determine the Zurich Plan’s pension obligation and net periodic benefit cost for the years ended December 31, 2019, 2018 and 2017 were as follows:

	2019		2018		2017
	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost
Discount rate	0.25%	1.00%	1.00%	0.75%	0.75%	0.75%
Expected long-term return on plan assets	—	3.50%	—	0.75%	—	0.75%
Rate of compensation increase	2.00%	2.00%	2.25%	2.25%	2.25%	2.00%

Expected future benefit payments
At December 31, 2019, estimated employer contributions to be paid in 2020 related to the Zurich Plan were $7 million and future benefit payments were estimated to be paid as follows (in thousands of U.S. dollars):

Year	Amount
2020	$5,175
2021	$6,841
2022	$6,547
2023	$7,073
2024	$7,631
2025 to 2029	$45,389